Other Operating Gains Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Other Operating Gains [Line Items]
Other operating (losses) gains, net	$ 14	$ (1)	$ 12	$ 12
Woodbridge [member]
Disclosure of Other Operating Gains [Line Items]
Gain on sale of subsidiary	$ 16		$ 16